Other financial liabilities (Details Textual) $ in Thousands, CLF in Millions																								1 Months Ended				12 Months Ended
	Dec. 17, 2021 CLP ($)	Oct. 13, 2021 CLP ($)	Jul. 05, 2021 CLP ($)	Apr. 21, 2021 CLP ($)	Apr. 16, 2021 CLP ($)	Jun. 10, 2020 CLP ($)	Apr. 13, 2020 CLP ($)	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)	Dec. 09, 2019 CLP ($)	Oct. 15, 2019 CLP ($)	Apr. 23, 2019 CLP ($)	Apr. 22, 2019 CLP ($)	Apr. 17, 2019 CLP ($)	Feb. 20, 2018 CLP ($)	Jul. 27, 2017	Apr. 13, 2017 CLP ($)	Aug. 25, 2016 CLP ($)	Apr. 20, 2016 CLP ($)	Jul. 15, 2015 CLP ($)	May 10, 2015 CLP ($)	Oct. 15, 2014 CLP ($)	Dec. 28, 2012 CLP ($)	Sep. 15, 2016 USD ($)	Apr. 20, 2015 USD ($)	Mar. 23, 2009 CLF	Mar. 23, 2009 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2017	May 05, 2020 CLP ($)	May 31, 2019 CLP ($)	Apr. 23, 2019 USD ($)	Jul. 18, 2018 CLP ($)	Jul. 18, 2018 USD ($)	Jul. 14, 2017 ARS ($)	Jun. 26, 2017 CLP ($)	Jun. 28, 2013 CLP ($)	Jul. 27, 2012 CLP ($)
Disclosure of other financial liabilities [Line Items]
Notional amount								$ 3,000,000,000	$ 2,000,000,000																											$ 91,660
Borrowings, maturity								March 16, 2025	February 18, 2023
Proportion of ownership interest in subsidiary									50.0909%
Minimum equity to be maintained at the end of each semester including dividend provisioned account																													$ 312,516,750,000
Percentage of interest in joint operations									50.00%
Description of production installed capacity in hectolitres for a year																												Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year
Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																												4.27%
Ownership percentage to be maintained for compliance purposes																													50.00%
Banco Mercantil Santa Cruz SA [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																															$ 13,720,000,000	$ 34,300,000,000					$ 68,877,500,000
Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																												2.89%
Banco Itau Corpobanca [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount															$ 15,139,864,800
Borrowings, maturity															February 20, 2021
Series L bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																												1.21%
Series M bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate						1.60%
Borrowings, maturity						June 10, 2020
Borrowings, interest rate basis																												0.87%
Number of days calculated on Equal Semester						180 days
Interest accured on each semester						0.7968%
Borrowings						$ 2,000,000
Series D bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																												0.53%
Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																	$ 40,000,000,000
Borrowings, maturity																	April 13, 2022
Financial Ratios Compliance Description																												Maintain at the end of each semester an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Non-current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral																												$ 10,000,000
Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																			$ 2,000,000,000
Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																							15.00%
Compania Pisquera Chile S.A. [Member] | Bottom of range [member] | Indirect ownership [Member] | Holding subsidiary shareholding amendment agreement [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																												50.10%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																							$ 16,000,000,000
Borrowings, maturity																loan was renewed for 5 years, with maturity on July 27, 2022.
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																4.68%																							7.17%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																							6.86%
Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																												99.995%	99.995%
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																				23.00%
Notional amount																								$ 183,330	$ 150,000											$ 91,660
Borrowings, maturity																								September 15, 2019	April 20, 2018
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																														Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																														minimum Equity of 600 million of argentinean pesos
Compania Industrial Cervecera S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																							$ 140,000,000
Loans received																							$ 56,000,000															$ 84,000,000
Borrowings, interest rate basis																							floating rate BADLAR in pesos plus a fixed spread of 400 basis points
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																														Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																														To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.
Borrowings Term																										21
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																												Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																										4.25%
Notional amount | CLF																										CLF 2
Borrowing costs incurred																											$ 156,952,000
Compania Cervecerias Unidas S.A. [Member] | Scotiabank Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount		$ 90,000,000,000
Borrowings, maturity		April 6, 2023
Compania Cervecerias Unidas S.A. [Member] | Series L bonds [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount						$ 3,000,000
Minimum equity to be maintained at the end of each semester including dividend provisioned account																													$ 312,516,750,000
Financial expenses coverage ratio minimum																													3
Borrowings half yearly interest rate						0.5982%
Borrowings start date for the repayment of principal						Dec. 01, 2023
Lien free assets coverage ratio minimum																													1.2
Compania Cervecerias Unidas S.A. [Member] | Series M bonds [Member]
Disclosure of other financial liabilities [Line Items]
Minimum equity to be maintained at the end of each semester including dividend provisioned account																													$ 312,516,750,000
Ownership percentage to be maintained for compliance purposes																													1.20%
Financial expenses coverage ratio minimum																													3
Adjusted debt equity ratio maximum limit																													1.5
Lien free assets coverage ratio minimum																													50
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Description of production installed capacity in hectoliters for a year																													Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year, except in the cases and under the terms of the contract.
Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																												50.0007%	50.0007%
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount										$ 10,000,000,000				$ 1,000,000,000
Borrowings, maturity										December 9, 2025				April 16, 2021
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member] | Fixed interest rate [member] | Maturity Date March 16, 2025 [Member]
Disclosure of other financial liabilities [Line Items]
Ratio of the net financial debt to return on assets including depreciation and amortization																												3
Cerveceria Kunstmann S.A. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount													$ 2,000,000,000
Borrowings, maturity													April 21, 2021
Cerveceria Kunstmann S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount				$ 2,000,000,000	$ 1,000,000,000															$ 4,000,000,000
Borrowings, maturity				April 21, 2023	April 17, 2023															July 14, 2020
Cerveceria Kunstmann S.A. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																		$ 400,000,000
Borrowings, maturity																		August 24, 2018	April 20, 2018
Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																												84.4969%	82.987%
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																		$ 9,102,984,000	$ 11,600,000
Vina San Pedro Tarapaca S.A [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount												$ 9,294,740,000																					$ 14,000,000
Borrowings, maturity												April 22, 2022
Vina San Pedro Tarapaca S.A [Member] | Series D bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate						1.20%
Notional amount						$ 1,500,000
Borrowings, maturity						June 1, 2027
Minimum equity to be maintained at the end of each semester including dividend provisioned account																													$ 100,000,000,000
Financial expenses coverage ratio minimum																													2.5
Adjusted debt equity ratio maximum limit																													1.5
Vina San Pedro Tarapaca S.A [Member] | Series D bonds [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate						1.00%
Borrowings, maturity						June 1, 2025
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																						$ 9,206,290,000
Borrowings, maturity																						October 15, 2019
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																						$ 380,000,000
Vina San Pedro Tarapaca S.A [Member] | Banco de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount							$ 10,664,833,000				$ 10,664,833,000
Borrowings, maturity							April 13, 2021				April 10, 2020
CCU-Nestle Chile S.A. [Member] | Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																													Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750.
Bebidas CCU Pepsico SPA [Member]
Disclosure of other financial liabilities [Line Items]
Percentage of interest in joint operations									50.00%
Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																												25.0006%	25.0006%
Cervecera Guayacan SpA. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																					$ 3,067,000
Borrowings, maturity																					May 10, 2030
Cervecera Guayacan SpA. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount	$ 3,663,000		$ 2,110,000
Borrowings, maturity	November 17, 2031		June 5, 2031